Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories

15 Inventories

	2024	2023	2022
	$m	$m	$m
Raw materials and consumables	1,489	1,531	1,422
Inventories in process	2,282	2,325	1,864
Finished goods and goods for resale	1,517	1,568	1,413
Inventories	5,288	5,424	4,699

The Group recognised $7,001m (2023: $6,038m; 2022: $9,618m) of inventories as an expense within Cost of sales during the year.

Inventory write-downs in the year amounted to $664m (2023: $574m; 2022: $479m), principally arising from the reassessment of usage or demand expectations prior to inventory expiration. Inventory write-downs in the year included $407m in relation to Andexxa following the decision to cease promotional activities.